Inventories - Summary Of Schedule Of Inventory Current (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventory [Line Items]
Products	¥ 554,441	$ 80,386	¥ 487,066
Packing materials and others	50,443	7,314	50,406
Inventories	¥ 604,884	$ 87,700	¥ 537,472